Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Amounts due within one year	$ 565,503	$ 258,262
Less: unamortized premium	144
Less: unamortized deferred loan/bond issuance costs	(12,486)	(12,636)
Borrowings, current portion	553,161	245,626
Amounts due after one year	3,152,426	3,583,447
Less: unamortized premium		797
Less: unamortized deferred loan/bond issuance costs	(47,367)	(56,649)
Borrowings, non-current portion	3,105,059	3,527,595
Total	$ 3,658,220	$ 3,773,221